Compensation Plans - Activity of Restricted Stock (Details) - Restricted stock - $ / shares shares in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Restricted Stock
Nonvested balance, beginning of period (in shares)	1,483	2,008	1,795
Grants (in shares)	337	115	518
Forfeited (in shares)	(40)	(21)	0
Fulfillment of vesting requirement (in shares)	(196)	(619)	(305)
Nonvested balance, end of period (in shares)	1,584	1,483	2,008
Weighted- Average Grant Date Fair Value
Nonvested balance, beginning of period (in dollars per share)	$ 22.19	$ 22.04	$ 22.42
Grants (in dollars per share)	30.81	13.20	19.57
Forfeited (in dollars per share)	24.92	23.38	0
Fulfillment of vesting requirement (in dollars per share)	23.55	19.99	20.09
Nonvested balance, end of period (in dollars per share)	$ 23.78	$ 22.19	$ 22.04